Corporate debt (Tables)	12 Months Ended
Dec. 31, 2020
Corporate debt [Abstract]
Corporate debt
The breakdown of the corporate debt as of December 31, 2020 and 2019 is as follows:

	Balance as of December 31,
Non-current	2020	2019
Credit Facilities with financial entities	867,933	695,085
Notes and Bonds	102,144	-
Total Non-current	970,077	695,085

	Balance as of December 31,
Current	2020	2019
Credit Facilities with financial entities	342	789
Notes and Bonds	23,306	27,917
Total Current	23,648	28,706

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of December 31, 2020 is as follows:

	2021	2022	2023	2024	2025	Subsequent years	Total
2017 Credit Facility	41	-	-	-	-	-	41
Notes Issuance Facility 2019	-	-	-	-	343,999	-	343,999
Commercial Paper	21,224	-	-	-	-	-	21,224
2020 Green Private Placement	289	-	-	-	-	351,026	351,315
Note Issuance Facility 2020	-	-	-	-	-	166,846	166,846
Green Exchangeable Notes	2,083	-	-	-	102,144	-	104,227
2020 Credit Facility	11	-	2,036	2,036	1,990	-	6,073
Total	23,648	-	2,036	2,036	448,133	517,872	993,725

The repayment schedule for the corporate debt as of December 31, 2019 was as follows:

	2020	2021	2022	2023	2024	Subsequent years	Total
Revolving Credit Facility	701	-	81,164	-	-	-	81,865
Note Issuance Facility 2017	84	-	101,317	100,513	100,413	-	302,327
2017 Credit Facility	4	10,085	-	-	-	-	10,089
Notes Issuance Facility 2019	-	7,938	-	-	-	293,655	301,593
Commercial Paper	27,917	-	-	-	-	-	27,917
Total	28,706	18,023	182,481	100,513	100,413	293,655	723,791

Movement in corporate debt
The following table details the movement in corporate debt for the years 2020 and 2019, split between cash and non-cash items:

Corporate Debt	2020	2019
Initial balance	723,791	684,073
Cash Flow	171,182	6,620
Non-cash changes	98,752	33,098
Final balance	993,725	723,791